Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums
Direct	$ 1,011	$ 1,144	$ 1,178
Assumed from other companies	0	0	0
Ceded to other companies	(369)	(358)	(347)
Premiums	642	786	831
Life, accident and health insurance in force
Direct	275,404	260,465	241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)
Life, accident and health insurance	$ 213,732	$ 199,494	$ 182,353